TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of (loss)/income before income taxes

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	750	(2,937,591)	617,090	96,835
PRC	(3,159,870)	(3,303,200)	5,427	852
Total (loss)/income before tax	(3,159,120)	(6,240,791)	622,517	97,687

Income tax (expenses)/benefit
Current income tax expenses	(1,387)	(919)	(360)	(57)
Deferred tax benefits	—	638,720	64,221	10,078
Income tax (expenses)/benefits	(1,387)	637,801	63,861	10,021

Schedule of Reconciliation of tax computed by applying the statutory income tax rate

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/income before income taxes	(3,159,120)	(6,240,791)	622,517	97,687

Income tax benefit computed at PRC statutory income tax rate of 25%	789,780	1,560,198	(155,629)	(24,422)
Additional deduction for R&D expenses	4,192	9,108	11,095	1,741
Non-deductible share-based compensation expenses	(38,071)	(5,507)	(58,581)	(9,193)
Non-deductible expenses and non-taxable income	(43,651)	(24,495)	17,516	2,750
Change of valuation allowance	(535,424)	(164,850)	(60,352)	(9,471)
Effect of preferential tax rate	(181,304)	(9,395)	158,362	24,850
Effect of International tax rates	3,091	(727,446)	155,242	24,361
Prior-year tax filing difference	—	188	(3,792)	(595)

Income tax (expenses)/benefits	(1,387)	637,801	63,861	10,021

Schedule of Significant components of Deferred taxes

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Advertising expenses	—	—	—
Donation	1,613	4,075	639
Accrued expenses	40,189	31,843	4,997
Accrued welfare	833	14,538	2,281
Impairment loss of long-lived assets and investments	317,846	303,168	47,574
Allowance for doubtful accounts	21,122	22,577	3,543
Tax losses	1,359,044	1,441,091	226,139
Valuation allowance	(1,101,927)	(1,114,351)	(174,866)

Total deferred tax assets, net	638,720	702,941	110,307

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	32,480	53,961	8,468
Additions based on tax positions related to the current year	21,481	995	156

Balance at end of year	53,961	54,956	8,624